Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Disclosure of Changes in standardized Measure of Discounted Future Net Cash Flows (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure - Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Disclosure of Changes in standardized Measure of Discounted Future Net Cash Flows [Abstract]
Sales of oil and gas produced, net of production costs	$ (34,600)	$ (16,968)	$ (29,530)
Net changes in prices and production costs	84,233	(39,509)	73,278
Extensions and discoveries	1,583	1,426	1,658
Development cost incurred during the year	4,755	4,654	4,281
Changes in estimated development costs	(5,675)	(10,019)	3,341
Reserves revisions and timing changes	26,205	5,808	(19,615)
Accretion of discount of pre-tax net cash flows	2,220	5,929	(9,305)
Net changes in production and excess gains taxes	(41,813)	23,015	(25,343)
Aggregate change in standardized measure of discounted future net cash flows	36,907	(25,664)	(1,235)
As of January 1	(681)	24,983	26,218
As of December 31	36,226	(681)	24,983
Change	$ 36,907	$ (25,664)	$ (1,235)